Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties, current	$ 4	$ 65
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,145	2,100	$ 2,005
Due to related parties, current	0	0
Due from related parties, current	0	0
Accrued bonus	465	420
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	554	672	$ 864
Due to related parties, current	$ 4	$ 21